UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22856

Goldman Sachs MLP Income Opportunities Fund

Goldman Sachs MLP and Energy Renaissance Fund

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. LLC Goldman Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments

August 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 147.7%
Gathering + Processing – 56.1%
691,465	Antero Midstream Partners LP	$ 23,350,773
2,481,396	DCP Midstream LP	79,677,626
842,542	Enable Midstream Partners LP	12,545,450
638,753	Rice Midstream Partners LP	13,254,125
570,389	Sanchez Midstream Partners LP	5,703,890
1,721,724	Targa Resources Corp.	76,737,239
149,074	Western Gas Equity Partners LP	6,041,969
166,643	Western Gas Partners LP	8,512,124
1,991,648	Williams Partners LP	78,470,931

		304,294,127

General Partner – 1.9%
118,797	Alliance Holdings GP LP	3,272,857
288,237	Crestwood Equity Partners LP	7,191,513

		10,464,370

Liquids, Pipelines & Terminalling – 0.4%
135,964	Enbridge Energy Partners LP	2,070,732

Marine Transportation | Petroleum – 1.7%
381,587	KNOT Offshore Partners LP	8,986,374

Marketing | Retail – 3.6%
445,025	AmeriGas Partners LP	19,309,635

Marketing | Wholesale – 7.5%
448,159	CrossAmerica Partners LP	12,010,661
464,016	Sprague Resources LP	11,948,412
529,005	Sunoco LP	16,563,147

		40,522,220

Other – 1.2%
206,844	CorEnergy Infrastructure Trust, Inc.	6,749,320

Pipeline Transportation | Natural Gas – 20.1%
501,740	Energy Transfer Equity LP	8,715,224
4,664,589	Energy Transfer Partners LP	88,673,837
152,920	EQT Midstream Partners LP	11,678,500

		109,067,561

Pipeline Transportation | Petroleum – 34.6%
555,002	Buckeye Partners LP	31,740,564
76,514	NGL Energy Partners LP	684,800
1,487,454	NuStar Energy LP	60,227,013
1,026,537	PBF Logistics LP	22,429,833
84,059	Phillips 66 Partners LP	4,016,339
2,691,075	Plains All American Pipeline LP	58,288,685
235,223	Valero Energy Partners LP	10,243,962

		187,631,196

Shares	Description	Value
Common Stocks – (continued)
Power Generation(a) – 4.5%
836,149	Enviva Partners LP	$ 24,373,743

Services | Midstream – 5.8%
1,601,218	Archrock Partners LP	21,936,687
1,077,414	CSI Compressco LP	5,053,072
302,657	USA Compression Partners LP	4,775,927

		31,765,686

Storage | Liquids – 10.3%
392,000	Arc Logistics Partners LP	6,518,960
461,617	TransMontaigne Partners LP	20,892,785
1,102,041	Western Refining Logistics LP	28,653,066

		56,064,811

TOTAL COMMON STOCKS (Cost $834,875,541)		$ 801,299,775

Shares	Rate	Value
Preferred Stock(b)(c) – 0.5%
Services | Midstream – 0.5%
CSI Compressco LP
229,503	11.000%	$ 2,713,877
(Cost $2,471,626)

Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
8,094,430	0.927%	$ 8,094,430
(Cost $8,094,430)

TOTAL INVESTMENTS – 149.7% (Cost $845,441,597)		$ 812,108,082

BORROWINGS – (50.7)%		(275,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,480,281

NET ASSETS – 100.0%		$ 542,588,363

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer/fund.

(b)	Pay-in-kind securities.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At August 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$719,008,089

Gross unrealized gain	133,043,127
Gross unrealized loss	(39,943,134)

Net unrealized security gain	$93,099,993

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments

August 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 143.3%
Gathering + Processing – 46.4%
155,689	Antero Midstream Partners LP	$ 5,257,618
345,227	Cone Midstream Partners LP	6,017,307
1,551,809	DCP Midstream LP	49,828,587
896,140	Enable Midstream Partners LP	13,343,525
36,742	Hess Midstream Partners LP*	773,786
440,548	MPLX LP	15,119,607
360,033	Rice Midstream Partners LP	7,470,685
545,401	Sanchez Midstream Partners LP	5,454,010
462,012	Summit Midstream Partners LP	9,725,353
901,398	Targa Resources Corp.	40,175,309
139,140	Western Gas Equity Partners LP	5,639,344
155,618	Western Gas Partners LP	7,948,967
715,990	Williams Partners LP	28,210,006

		194,964,104

General Partner – 3.9%
132,479	Alliance Holdings GP LP	3,649,796
166,025	Crestwood Equity Partners LP	4,142,324
158,988	ONEOK, Inc.	8,610,790

		16,402,910

Liquids, Pipelines & Terminalling – 0.8%
229,578	Enbridge Energy Partners LP	3,496,473

Marine Transportation | Petroleum – 4.7%
1,010,899	Capital Product Partners LP	3,558,365
695,695	KNOT Offshore Partners LP	16,383,617

		19,941,982

Marketing | Retail – 7.4%
720,819	AmeriGas Partners LP	31,276,337

Marketing | Wholesale – 8.6%
610,998	CrossAmerica Partners LP	16,374,746
769,000	Sprague Resources LP	19,801,750

		36,176,496

Other – 2.0%
251,383	CorEnergy Infrastructure Trust, Inc.	8,202,627

Pipeline Transportation | Natural Gas – 14.2%
349,758	Energy Transfer Equity LP	6,075,296
2,440,350	Energy Transfer Partners LP	46,391,054
92,701	EQT Midstream Partners LP	7,079,575

		59,545,925

Shares	Description	Value
Common Stocks – (continued)
Pipeline Transportation | Petroleum – 25.1%
159,758	Buckeye Partners LP	$ 9,136,560
360,802	Delek Logistics Partners LP	11,311,143
408,163	NGL Energy Partners LP	3,653,059
531,838	NuStar Energy LP	21,534,120
1,040,698	PBF Logistics LP	22,739,251
62,379	Phillips 66 Partners LP	2,980,469
1,379,984	Plains All American Pipeline LP	29,890,453
102,925	Valero Energy Partners LP	4,482,384

		105,727,439

Pipelines – 0.8%
68,464	Andeavor Logistics LP	3,406,084

Power Generation – 1.7%
251,913	Enviva Partners LP	7,343,264

Production + Mining | Coal – 3.5%
789,751	Alliance Resource Partners LP	14,926,294

Regasification – 11.5%
541,722	Golar LNG Partners LP	11,907,050
1,966,019	Hoegh LNG Partners LP(a)	36,273,050

		48,180,100

Services | Midstream – 7.9%
980,897	Archrock Partners LP	13,438,289
1,741,573	CSI Compressco LP	8,167,977
728,936	USA Compression Partners LP	11,502,610

		33,108,876

Storage | Liquids – 4.8%
344,999	Arc Logistics Partners LP	5,737,333
162,940	TransMontaigne Partners LP	7,374,665
265,306	Western Refining Logistics LP	6,897,956

		20,009,954

TOTAL COMMON STOCKS (Cost $626,416,609)		$ 602,708,865

Shares	Rate	Value
Preferred Stock(b)(c) – 0.5%
Services | Midstream – 0.5%
CSI Compressco LP
172,870	11.000%	$ 2,044,183
(Cost $1,861,704)

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

Shares	Rate	Value
Investment Company(a) – 4.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
20,415,695	0.927%	$ 20,415,695
(Cost $20,415,695)

TOTAL INVESTMENTS – 148.7% (Cost $648,694,008)		$ 625,168,743

BORROWINGS – (49.2)%		(207,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,271,775

NET ASSETS – 100.0%		$ 420,440,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Represents an affiliated issuer/fund.

(b)	Pay-in-kind securities.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At August 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$583,049,422

Gross unrealized gain	75,277,804
Gross unrealized loss	(33,158,483)

Net unrealized security gain	$42,119,321

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments in Public Equities — Private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to externally imposed and legally enforceable trading restrictions or which convert to publicly traded securities in the future when certain conditions are met. An LVA is a discount to the market price of an issuer’s common stock, which is based on the length of the lock-up time period and volatility of the underlying security. PIPEs are classified as Level 2 until such time as the transfer restriction is removed.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund- Institutional Shares (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of August 31, 2017:

Goldman Sachs MLP and Energy Renaissance Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
MLP’s
Europe	$8,986,374	$—	$—
North America	708,826,842	—	—
Corporations
North America	83,486,559	—	—
Preferred Stock(a)
North America	—	—	2,713,877
Investment Company	8,094,430	—	—
Total	$809,394,205	$—	$2,713,877

Goldman Sachs MLP Income Opportunities

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
MLP’s
Europe	$31,849,032	$—	$—
North America	502,019,509	—	—
Corporations
North America	68,840,324	—	—
Preferred Stock(a)
North America	—	—	2,044,183
Investment Company	20,415,695	—	—
Total	$623,124,560	$—	$2,044,183

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks —In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Discount Risk — Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period of time following completion of the Fund’s initial offering. Although the value of a Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of their shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s adjusted tax cost basis for the shares. Because the market price of the shares will be determined by factors such as (i) NAV, (ii) dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by a Fund’s portfolio holdings, the timing and success of the Fund’s investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), (iii) supply of and demand for the shares, (iv) trading volume of the shares, (v) general market, interest rate and economic conditions and (vi) other factors that may be beyond the control of the Fund. A Fund cannot predict whether the shares will trade at, below or above NAV or at, below or above the initial public offering price.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Funds may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Strategy Risk — Each Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Funds and their shareholders.

Tax Risks — Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Funds will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Funds generally will be subject to U.S. federal income tax on their taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating a Fund’s NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. A Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Funds on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce a Fund’s NAV which could have an effect on the market price of the shares. The

GOLDMAN SACHS CLOSED–END FUNDS

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Funds may also record a deferred tax asset balance, which reflects an estimate of a Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV to the extent it exceeds any valuation allowance, which could have an effect on the market price of the shares. Each Fund will rely to some extent on information provided by MLPs, which may not be provided to the Funds on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of a Fund’s current and deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, a Fund may modify its estimates or assumptions regarding their current and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date October 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date October 27, 2017

*	Print the name and title of each signing officer under his or her signature.